Pilot plant	9 Months Ended
Mar. 31, 2023
Pilot plant
Pilot plant
6.	Pilot plant

As at March 31, 2023, the carrying value of the pilot plant is summarized as follows:

$
Balance at June 30, 2021	12,338,741
Additions	1,929,020
Amortisation	(13,355,544)
Effect of movement in foreign exchange rates	72,840
Balance at June 30, 2022	985,057
Amortisation	(206,732)
Effect of movement in foreign exchange rates	34,393
Balance at March 31, 2023	812,718

Pilot plant operations costs are comprised of the following:

	Three months ended		Nine months ended
	March 31,		March 31,
	2023	2022	2023	2022
Internet	$2,956	$2,745	$8,421	$8,236
Personnel	1,298,278	872,247	4,340,725	2,571,454
Reagents	1,894,508	305,722	2,478,975	1,060,045
Repairs and maintenance	7,013	63,981	15,972	247,854
Supplies	869,718	80,423	2,551,944	726,859
Testwork	297,127	73,890	856,733	457,106
Office trailer rental	10,509	8,064	30,052	23,557
Utilities	47,456	75,394	119,786	675,697
Foreign exchange	-	7,136	-	—
Total pilot plant operations costs	4,427,565	1,489,602	10,402,608	5,770,808